Pension benefits - Expected Annual Pension Plan Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
2016	$ 11.7
2017	12.1
2018	12.3
2019	12.6
2020	12.9
2021- 10.0	69.7
Total payments expected during the next 10 years	$ 131.3